5. EXPLORATION AND EVALUATION ASSETS	12 Months Ended
Sep. 30, 2023
Notes
5. EXPLORATION AND EVALUATION ASSETS

5.EXPLORATION AND EVALUATION ASSETS

The Company typically obtains its mineral exploration rights by way of direct acquisition from government regulatory authorities, outright purchases from third parties, or by entering into option agreements to acquire such rights subject to future consideration, often inclusive of requirements to complete exploration work on such properties.  Such costs, when subsequently incurred by the Company, are also capitalized as non-current assets and included within the Exploration and Evaluation category.  The Company will, and has, also subsequently entered into arrangements with other parties to vend certain of these interests utilizing similar mechanisms, based on management’s assessment of what is advantageous to the Company.

Although the Company has taken steps to verify title to its unproven mineral right interests, these procedures do not guarantee the Company's title. Such properties may be subject to prior agreements or transfers and title may be affected by undetected defects.

The Company’s major mineral property interests are its Haldane and Tim silver properties located in the Yukon Territory of Canada while it also has other mineral property interests in North and South America. Following are summary tables of exploration and evaluation assets and brief summary descriptions of each of the exploration and evaluation assets:

 Exploration and Evaluation Assets for the year ended September 30, 2023

	Haldane	Tim	Others	Dropped	Total

Balance at September 30, 2022	$4,963,946	$(49,949)	$1,763,858	$347,660	$7,025,515

Additions during the year
Acquisition costs:
Claim staking	-	-	5,799	-	5,799
Property acquisition	-	-	13,520	-	13,520
	-	-	19,319	-	19,319

Exploration expenditures:
Camp, travel and meals	14,293	-	19,786	-	34,079
Drilling	-	-	20,926	-	20,926
Field equipment rental	-	-	7,009	-	7,009
Field supplies and maps	297	-	146	-	443
Geochemical	4,868	-	11,782	-	16,650
Geological consulting	65,517	5,791	36,046	-	107,354
Licence and permits	-	-	46,139	-	46,139
Management fees	-	-	15,642	12,939	28,581
Permitting	-	12,000	64,545	1,023	77,568
Reclamation	-	-	717	-	717
Reporting, drafting, sampling and analysis	-	-	304	-	304
Trenching	-	-	270	-	270
	84,975	17,791	223,312	13,962	340,040
Less:
Option payment received	-	-	(44,897)	-	(44,897)
Proceeds received in excess of exploration and evaluation asset costs – recognized as income	-	82,158	50,850	-	133,008
Recovered exploration expenditures	-	(50,000)	(171,825)	(18,546)	(240,371)
Write-down of properties	-	-	-	(338,943)	(338,943)

Net additions	84,975	49,949	76,759	(343,527)	(131,844)

Foreign currency translation		-	(7,893)	(4,133)	(12,026)

Balance at September 30, 2023	$5,048,921	$-	$1,832,724	$-	$6,881,645

   Exploration and Evaluation Assets for the year ended September 30, 2022

	Haldane	Tim	Others	Dropped / Disposed	Total

Balance at September 30, 2021	$4,648,181	$(9,949)	$2,048,745	$1,021,402	$7,708,379

Additions during the year
Acquisition costs:
Claim staking	-	-	880	-	880
Property acquisition	-	-	91,837	-	91,837
	-	-	92,717	-	92,717

Exploration expenditures:
Aircraft charter	1,066	-	-	-	1,066
Camp, travel and meals	30,005	-	51,703	-	81,708
Drilling	55,332	-	591,169	-	646,501
Field equipment rental	11,731	-	27,769	-	39,500
Field supplies and maps	786	-	7,566	-	8,352
Geochemical	-	-	1,942	-	1,942
Geological consulting	179,177	-	116,575	4,206	299,958
Legal and accounting	-	-	11,662	-	11,662
Licence and permits	-	-	59,257	-	59,257
Management fees	-	-	19,875	-	19,875
Permitting	13,823	-	122,796	2,500	139,119
Reclamation	-	-	10,525	-	10,525
Reporting, drafting, sampling and analysis	23,845	-	13,431	-	37,276
Trenching	-	-	87,008	-	87,008
	315,765	-	1,121,278	6,706	1,443,749
Less:
Option payment received	-	-	(412,500)	-	(412,500)
Proceeds received in excess of exploration and evaluation asset costs – recognized as income	-	-	341,966	-	341,966
Recovered exploration expenditures	-	(40,000)	(1,117,966)	-	(1,157,966)
Write-down of properties	-	-	-	(1,038,046)	(1,038,046)

Net additions	315,765	(40,000)	25,495	(1,031,340)	(730,080)

Foreign currency translation	-	-	37,278	9,938	47,216

Balance at September 30, 2022	$4,963,946	$(49,949)	$2,111,518	$-	$7,025,515

(a)Haldane

On March 2, 2018, the Haldane property was purchased from Equity Exploration Consultants Ltd. (“Equity”), and is located in Yukon Territory, Canada. Equity has a 2% NSR royalty on the Haldane property and is entitled to receiving bonus share payments from the Company:

oissue 50,000 post-Consolidation shares to Equity upon the public disclosure of a Measured Mineral Resource (as such term is defined in National Instrument 43-101- Standards of Disclosure for Mineral Projects) of 5 million oz silver-equivalent at 500g/t silver-equivalent; and

oissue 100,000 post-Consolidation shares upon the decision to commence construction of a mine or processing plant.

On April 12, 2018, the Company purchased the Nur, Clarkston and Fara claims which are contiguous to and grouped with the Haldane property from the estate of Yukon prospector John Peter Ross (the “Estate”).  The Estate is entitled to receiving bonus share payments from the Company:

oissue 50,000 post-Consolidation shares to the Estate upon the public disclosure of a Measured Mineral Resource (as such term is defined in National Instrument 43-101- Standards of Disclosure for Mineral Projects) of 5 million oz silver-equivalent at 500g/t silver-equivalent; and

oissue 100,000 post-Consolidation shares upon the decision to commence construction of a mine or processing plant.

As of September 30, 2023, the Company had spent $5,048,921 (September 30, 2022 - $4,963,946) on advancing this property, including the acquisition costs.

(b)Tim

On January 24, 2020, subsequently amended on December 5, 2023, the Company entered into an option agreement with a subsidiary of Coeur Mining Inc. (“Coeur”) for Coeur to acquire the Company’s wholly-owned Tim property located in southern Yukon.

Coeur can earn an initial 51% interest in the Tim property by completing item numbers 1 to 7 per the table below:

	Date/Period	Expenditures	Option Payment
1	On the Effective Date	None	$10,000 (received)
2	On or before 1st anniversary of the Class 1 Notification Date	$50,000 (completed)	$15,000 (received)
3	On or before 2nd anniversary of the Class 1 Notification Date	-	$25,000 (received)
4	By December 31, 2023	-	$50,000 (received)
5	By December 31, 2024	$700,000	$75,000
6	By December 31, 2025	$1,100,000	$100,000
7	By December 31, 2026	$1,353,073	$100,000
8	By December 31, 2027	-	$100,000
9	On or before the 8th anniversary of the Class 1 Notification Date	-	$100,000

(*) Class 1 Notification Date is December 16, 2020.

As further consideration for the agreed upon amendments, Coeur agreed to make a one-time payment of $50,000 to the Company on or before December 31, 2023 (received January 4, 2024).

After earning an initial 51% interest in the property, to increase its interest to 80%, Coeur must finance a feasibility study and notify the Company of its intention to develop a commercial mine on the property on or before the eighth anniversary from the date of notification of the Class 1 exploration permit, as well as completing item numbers 8 and 9 per the table above.

(c)Others

i.Twin Canyon (Colorado)

On June 17, 2020, the Company acquired a lease of the Twin Canyon gold property in southwest Colorado from Myron Goldstein and Jon Thorson (“Goldstein and Thorson”).  Goldstein and Thorson are entitled to receiving further share payments from the Company under the following terms:

•100,000 post-Consolidation shares on the date that is five business days following the date that the Company enters into a joint venture, option or similar agreement with a third party in respect of the property; and

•100,000 post-Consolidation shares on the date that is five business days following the date that the Company, directly or indirectly, commence a drill program in respect of the property.

The Company agreed to assume the terms of Goldstein and Thorson’s commitments under the lease, namely the annual lease payments of US$15,000 for ten years, with the right to extend the lease for two additional terms of ten years each.  The original property owner has a 1.5% NSR on the property, two-thirds (1%) of which is purchasable at any time for US$1,000,000.  If annual NSR payments exceed US$20,000 in a given year, the Company will not have to make the annual US$15,000 lease payment for that year.

As of September 30, 2023, the Company had spent $681,817 (September 30, 2022 - $651,660) on advancing this property, including acquisition costs.

ii.Klondike (Colorado)

The Company acquired the Klondike property by staking a 100% interest in this property in Colorado.

On June 7, 2021, the Company and Cloudbreak Discovery PLC (“Cloudbreak”) entered into an agreement whereby either company can introduce projects to a Strategic Alliance. Projects accepted into the Strategic Alliance will be held 50/50 as to beneficial ownership but funding of the initial acquisition and any preliminary work programs will be funded 40% by the introducing partner and 60% by the other party. The initial term of the Strategic Alliance is two years and may be extended for an additional two years. The Strategic Alliance is not a separate legal entity of any kind and represents a cost-sharing arrangement only.

The Company and Cloudbreak agreed to accept the Klondike property as part of the Strategic Alliance. During the year ended September 30, 2023, Cloudbreak was invoiced $nil (US$nil) (2022 - $12,168 [US$9,443]) for reimbursements related to the Klondike property pertaining to the Strategic Alliance.

On December 3, 2021, as amended February 1, 2022, the Company and Cloudbreak entered into an option agreement, pursuant to which it granted Volt an option to earn a 100% interest in the Klondike property. The Company and Cloudbreak are to each receive 50% of the option payments.

Volt could earn a 100% interest in the Klondike property by (i) incurring $4.75 million in exploration expenditures on the property over four years, with expenditure shortfalls able to be paid in cash to the Company and Cloudbreak, (ii) issuing 7 million common shares over two years, (iii) making cash payments totaling $400,000 over four years and (iv) issuing 3,000,000 warrants exercisable for a three-year term at a price equal to the greater of (i) $0.23 and (ii) the 10-day VWAP of Volt’s common shares at the time of the issuance, as follows:

Date/Period	Expenditures	Option Payment
		Cash	Shares	Warrants
On the Effective Date	None	$50,000 (Company’s portion of $25,000 received)	None	None
On the Closing Date (February 3, 2022)	None	$150,000 (Company’s portion of $75,000 received)	2,000,000 (Company’s portion of 1,000,000 shares received)	None
On or before 1st anniversary of the Closing Date	$500,000	None	2,000,000	None
On or before 2nd anniversary of the Closing Date	$750,000	None	3,000,000	None
On or before 3rd anniversary of the Closing Date	$1,500,000	$100,000	None	3,000,000
On or before 4th anniversary of the Closing Date	$2,000,000	$100,000	None	None

ii.Klondike (Colorado) – continued

On February 2, 2023, Volt terminated the option agreement and the Company and Cloudbreak now retain a 100% interest in this property.

The Company and Cloudbreak did not mutually agree to extend the Strategic Alliance agreement and the agreement terminated in June 2023.

As at September 30, 2023, Volt had forwarded a total of $1,255,215 (US$915,747) for reimbursements related to the Klondike property and the Company held $nil (US$nil) (September 30, 2022 - $226,663 [US$165,364]) of restricted cash on behalf of Volt to be spent on the Klondike property, which is recorded as restricted cash.

iii.Stateline (Colorado and Utah)

The Company acquired the Stateline property by staking a 100% interest in this property in Colorado and Utah.

The Company and Cloudbreak agreed to accept the Stateline property as part of the Strategic Alliance. During the year ended September 30, 2023, Cloudbreak was invoiced $nil (US$nil) (2022 - $20,244 [US$14,769]) for reimbursements related to the Stateline property pertaining to the Strategic Alliance.

On February 9, 2022, the Company and Cloudbreak entered into an option agreement with Volt to explore the Stateline property with the following terms where the Company and Cloudbreak will each receive 50% of the option payments:

Volt could earn a 100% interest in the Stateline property by (i) incurring $3.75-million in exploration expenditures on the property over four years, with expenditure shortfalls able to be paid in cash to the Company and Cloudbreak, (ii) issuing 4.25 million common shares and (iii) making cash payments totaling $315,000 over three years, as follows.

Date/Period	Expenditures	Option Payment
		Cash	Shares
On the Effective Date	None	$40,000 (Company’s portion of $20,000 received)	None
On the Closing Date (September 8, 2022)	None	$50,000 (Company’s portion of $25,000 received)	500,000 (Company’s portion of 250,000 shares received)
On or before 1st anniversary of the Closing Date	$500,000	$50,000	750,000
On or before 2nd anniversary of the Closing Date	$750,000	$75,000	1,500,000
On or before 3rd anniversary of the Closing Date	$1,000,000	$100,000	1,500,000
On or before 4th anniversary of the Closing Date	$1,500,000	None	None

The Company and Cloudbreak did not mutually agree to extend the Strategic Alliance agreement and the agreement terminated in June 2023.

On August 11, 2023, Volt terminated the option agreement and the Company now retains a 100% interest in this property.

As of September 30, 2023, Volt had forwarded a total of $100,079 (US$74,023) for reimbursements related to the Stateline property. The Company held $nil (US$nil) (September 30, 2022 - $7,418 [US$5,412]) of restricted cash on behalf of Volt to be spent on the Stateline property, which is recorded as restricted cash.

iv.Ashby (Nevada)

On January 27, 2015, the Company signed a binding agreement to acquire the Ashby gold property from Sandstorm Gold Ltd. (“Sandstorm”) for 3,750 Company common shares valued at $7,500 and granted Sandstorm a right of first refusal on any future metal streaming agreements.

On August 2, 2017, the Company signed an exploration lease agreement to lease the Ashby property to Nevada Canyon Gold Corp. (“Nevada Canyon”). Under the terms of the agreement, Nevada Canyon made a US$1,000 payment on signing, will make annual payments of US$2,000 and will grant a 2% Net Smelter Royalty (“NSR”) on future production from the Lazy 1-3 claims comprising the Ashby property. Nevada Canyon will also be responsible for all claim fees and certain reclamation work to be undertaken on the property. The initial term of the lease is 10 years and can be extended for an additional 20 years.

A 2% NSR is payable to Nevada Eagle Resources LLC (“NER”) and a 1% NSR is payable to Sandstorm on production from the property.

During the year ended September 30, 2023, Nevada Canyon reimbursed the Company $3,438 (2022 - $3,304) which includes US$543 (2022 - US$543) for the 2023 annual property claim fee and US$2,000 (2022 – US$2,000) for the 2023 annual payment.

v.White River, Goz Creek and MOR (Yukon)

In 2010, the Company acquired the White River property through staking.  The White River property is located in the Yukon Territory, northwest of Whitehorse.

On July 23, 2007, the Company purchased from Almaden certain properties in the Yukon and Almaden assigned the 2% NSR royalty on future production from these mineral claims to Almadex:

•Goz Creek – located 180 kilometers north east of Mayo, Yukon.

•MOR – located 35 kilometers east of Teslin, Yukon and is 1.5 kilometers north of the paved Alaska Highway.

As of September 30, 2023, the Company had spent $1,129,142 (September 30, 2022 - 1,071,213) on advancing these properties, net of recoveries.

v.Mexico

The Company holds a 1% Net Smelter Royalty, capped at $1,000,000, on certain Mexican properties.

vi.Peru

The Company holds a 1.08% Net Smelter Royalty on the Pucarana project in central Peru.

(d)Dropped / disposed properties

i.BP (Nevada)

On June 10, 2013, the Company purchased from Almaden Minerals Ltd. (“Almaden”) the BP property in Nevada, USA for 8,000 Company common shares valued at $22,000.  A 2% NSR is payable to Almadex Minerals Limited (“Almadex”) on future production on the property after Almaden transferred the NSR right to Almadex.

In 2017, the Company acquired new ground by staking additional BLM Iode mining claims at the BP property.

During the year ended September 30, 2023, the Company sold the BP property to Almadex with Almadex reimbursing the Company the property fees paid in fiscal 2023. The Company wrote off the remaining $307,548 of capitalized exploration and evaluation costs.

ii.Horsethief (Nevada)

On January 27, 2015, the Company acquired the Horsethief property from Sandstorm for 3,750 Company common shares valued at $7,500.  The Company also acquired further claims via staking during the year ended September 30, 2017 for $8,867.  During the year ended September 30, 2022, the Company dropped the Horsethief property and wrote off $146,089 of capitalized exploration and evaluation costs.

iii.Bellview (Nevada)

On January 27, 2015, the Company acquired the Bellview property from Sandstorm for 3,750 Company common shares valued at $7,500 and holding costs totaling $6,036.  During the year ended September 30, 2022, the Company dropped the Bellview property and wrote off $110,687 of capitalized exploration and evaluation costs.

iv.East Walker (Nevada)

On January 27, 2015, the Company acquired the East Walker property from Sandstorm for 3,750 Company common shares valued at $7,500.  The East Walker property is located in Lyon County, west of Hawthorne. A 2% NSR is payable to NER from production from some claims on the property and a 1% NSR is payable to Sandstorm from all the claims on the property.

During the year ended September 30, 2023, the Company dropped the East Walker property and wrote off $31,395 of capitalized exploration and evaluation costs.

v.KRL (British Columbia)

On September 1, 2018, the Company optioned the KRL property in British Columbia’s prolific Golden Triangle from prospector Bernie Kreft (“Kreft”), completing $150,000 in cash payments and issuing 120,000 Company common shares valued at $54,500 over four years.  During the year ended September 30, 2022, the Company dropped the KRL property option and wrote off $336,975 of capitalized exploration and evaluation costs.

vi.Yanac (Peru)

On April 29, 2015, the Company acquired the Yanac property which is located in Chincha region of the Department of Ica, south-central Peru for $476,397 consideration allocated to the property pursuant to a Plan of Arrangement where the Company acquired Alianza Holdings Ltd. by issuing 9,330,061 Company common shares at a value of $0.125 per share.  During the year ended September 30, 2022, the Company dropped Yanac property and wrote off $444,295 of capitalized exploration and evaluation costs. A further $114,319 of costs were previously written off during the year ended September 30, 2017.

vii.La Estrella (Peru)

On March 23, 2023, the Company sold its project data associated with the La Estrella project in Peru to Highlander in consideration for the payment of $15,000 (received) and the issuance of 75,000 common shares of Highlander (received and valued at $12,000) (Note 4).  Given that the property was already written off, the Company recorded the amount as other income.